Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based on:
	Summary		Compensation	Compensation	Company	Peer Group(5)		Diluted FAD,
	Compensation	Compensation	Table Total for	Actually Paid to	Total	Total		Excluding
	Table Total for	Actually Paid	Non-PEO	Non-PEO	Stockholder	Stockholder		Non-recurring
Year	PEO	PEO(1)	NEO(2)	NEO(3)	Return(4)	Return(4)	Net Income	Items, per Share
2022	$4,662,529	$4,140,950	$2,349,485	$2,091,383	$95.26	$99.66	$100,584,000	$2.68
2021	4,204,139	2,559,524	2,139,370	1,372,272	86.19	131.78	56,224,000	$2.43
2020	4,200,356	4,054,561	2,118,714	2,041,151	92.44	92.00	95,677,000	$2.97

(1) The calculation of “compensation actually paid” to PEO reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year
	2022	2021	2020
Summary Compensation Table Total	$4,662,529	$4,204,139	$4,200,356
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(2,500,000)	(2,500,000)	(2,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	2,592,074	1,879,475	1,886,213
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	(610,633)	(1,615,636)	(655,436)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	(3,020)	591,546	1,123,428
Compensation Actually Paid	$4,140,950	$2,559,524	$4,054,561

(2) For fiscal years 2020 through 2022, Pamela Shelley-Kessler and Clint Malin are included as the non-PEO NEOs.

(3) The calculation of average “compensation actually paid” to Non-PEO NEOs reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year
	2022	2021	2020
Summary Compensation Table Total	$2,349,485	$2,139,370	$2,118,714
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(1,220,000)	(1,220,000)	(1,220,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	1,264,936	917,177	920,493
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	(301,523)	(848,551)	(395,908)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	(1,515)	384,276	617,852
Compensation Actually Paid	$2,091,383	$1,372,272	$2,041,151

(4) Total Stockholder Return (“TSR”) assumes $100 was invested on December 31, 2019 in our common stock and assumes the reinvestment of dividends.

(5) The peer group constitutes the NAREIT Equity Index.

Company Selected Measure Name	Diluted FAD, Excluding Non-recurring Items, per Share
Named Executive Officers, Footnote [Text Block]	(2) For fiscal years 2020 through 2022, Pamela Shelley-Kessler and Clint Malin are included as the non-PEO NEOs.
Peer Group Issuers, Footnote [Text Block]	(5) The peer group constitutes the NAREIT Equity Index.
PEO Total Compensation Amount	$ 4,662,529	$ 4,204,139	$ 4,200,356
PEO Actually Paid Compensation Amount	$ 4,140,950	2,559,524	4,054,561
Adjustment To PEO Compensation, Footnote [Text Block]

(1) The calculation of “compensation actually paid” to PEO reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year
	2022	2021	2020
Summary Compensation Table Total	$4,662,529	$4,204,139	$4,200,356
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(2,500,000)	(2,500,000)	(2,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	2,592,074	1,879,475	1,886,213
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	(610,633)	(1,615,636)	(655,436)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	(3,020)	591,546	1,123,428
Compensation Actually Paid	$4,140,950	$2,559,524	$4,054,561

Non-PEO NEO Average Total Compensation Amount	$ 2,349,485	2,139,370	2,118,714
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,091,383	1,372,272	2,041,151
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) The calculation of average “compensation actually paid” to Non-PEO NEOs reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year
	2022	2021	2020
Summary Compensation Table Total	$2,349,485	$2,139,370	$2,118,714
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(1,220,000)	(1,220,000)	(1,220,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	1,264,936	917,177	920,493
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	(301,523)	(848,551)	(395,908)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	(1,515)	384,276	617,852
Compensation Actually Paid	$2,091,383	$1,372,272	$2,041,151

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart is a description of the relationship between PEO and non-PEO NEOs “compensation actually paid” versus LTC’s TSR and Peer Group TSR for each of the last three fiscal years. In general, “compensation actually paid” was lower when TSR was more negative and recovered when TSR improved.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart is a description of the relationship between PEO and non-PEO NEOs “compensation actually paid” versus Net Income for each of the last three fiscal years. In general, “compensation actually paid” was lower when Net Income was lower and recovered when Net Income increased.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart is a description of the relationship between PEO and non-PEO NEOs “compensation actually paid” versus Diluted FAD, excluding non-recurring items, per share for each of the last three fiscal years. In general, “compensation actually paid” as lower when Diluted FAD, excluding non-recurring items per share, was lower and recovered when Diluted FAD, excluding non-recurring items per share, increased again.

Total Shareholder Return Vs Peer Group [Text Block]

The following chart is a description of the relationship between PEO and non-PEO NEOs “compensation actually paid” versus LTC’s TSR and Peer Group TSR for each of the last three fiscal years. In general, “compensation actually paid” was lower when TSR was more negative and recovered when TSR improved.

Tabular List [Table Text Block]

Financial Performance Measures

As further described and defined in the “Executive Compensation Discussion and Analysis” above, the following is an unranked list of financial performance measures that we consider most important in linking the “compensation actually paid” to our NEOs for 2022 with our performance.

●	Diluted FFO, excluding non-recurring items, per share
●	Diluted FAD, excluding non-recurring items, per share
●	Adjusted FAD per share
●	Return on Equity
●	Cumulative TSR

In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our long-term incentive awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

Total Shareholder Return Amount	$ 95.26	86.19	92.44
Peer Group Total Shareholder Return Amount	99.66	131.78	92.00
Net Income (Loss)	$ 100,584,000	$ 56,224,000	$ 95,677,000
Company Selected Measure Amount | item	2.68	2.43	2.97
PEO Name	Wendy L. Simpson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted FFO, excluding non-recurring items, per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Diluted FAD, excluding non-recurring items, per share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FAD per share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative TSR
PEO [Member] | Less: Grant Date Fair Value of Stock Awards in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,500,000)	$ (2,500,000)	$ (2,500,000)
PEO [Member] | Fair Value of Equity Awards Granted During the Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,592,074	1,879,475	1,886,213
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(610,633)	(1,615,636)	(655,436)
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,020)	591,546	1,123,428
Non-PEO NEO [Member] | Less: Grant Date Fair Value of Stock Awards in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,220,000)	(1,220,000)	(1,220,000)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During the Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,264,936	917,177	920,493
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(301,523)	(848,551)	(395,908)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,515)	$ 384,276	$ 617,852